Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Cash flows from operating activities
Net income	$ 3,201	$ 3,263	$ 8,191	$ 9,665
Adjustments for non-cash items and others
Provision for credit losses	675	425	3,924	1,365
Depreciation	326	157	985	464
Deferred income taxes	(266)	(218)	(680)	(513)
Amortization and impairment of other intangibles	326	301	953	894
Net changes in investments in joint ventures and associates	(19)	(21)	(54)	(49)
Losses (Gains) on investment securities	(65)	(27)	(163)	(123)
Losses (Gains) on disposition of businesses			8
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities	1,038	474	1,020	1,480
Net change in accrued interest receivable and payable	301	46	(28)	276
Current income taxes	484	458	(470)	(77)
Derivative assets	(16,571)	(13,962)	(55,818)	(4,735)
Derivative liabilities	10,769	14,689	56,936	6,619
Trading securities	(9,377)	(1,505)	915	(12,163)
Loans, net of securitizations	17,258	(10,485)	(40,469)	(36,240)
Assets purchased under reverse repurchase agreements and securities borrowed	17,319	(120)	(1,254)	(15,038)
Obligations related to assets sold under repurchase agreements and securities loaned	(4,837)	(3,953)	47,182	13,213
Obligations related to securities sold short	(3,506)	(447)	1,772	1,355
Deposits, net of securitizations	7,692	17,103	132,148	44,042
Brokers and dealers receivable and payable	188	(485)	2,541	(801)
Other	3,836	(2,558)	(16,962)	(6,446)
Net cash from (used in) operating activities	28,772	3,135	140,677	3,188
Cash flows from investing activities
Change in interest-bearing deposits with banks	7,749	(4,835)	(2,303)	4,918
Proceeds from sales and maturities of investment securities	27,712	15,214	80,293	46,368
Purchases of investment securities	(41,642)	(15,291)	(120,375)	(52,177)
Net acquisitions of premises and equipment and other intangibles	(540)	(483)	(2,043)	(1,619)
Cash used in acquisitions		(27)		(27)
Net cash from (used in) investing activities	(6,721)	(5,422)	(44,428)	(2,537)
Cash flows from financing activities
Issuance of subordinated debentures	1,250	1,500	2,750	1,500
Repayment of subordinated debentures	(1,000)	(1,000)	(3,000)	(1,000)
Issue of common shares, net of issuance costs	16	29	55	68
Common shares purchased for cancellation		(197)	(814)	(556)
Issue of preferred shares and other equity instruments, net of issuance costs	1,746		1,746	350
Redemption of preferred shares and other equity instruments			(8)	(950)
Sales of treasury shares and other equity instruments	864	1,059	4,098	3,985
Purchases of treasury shares and other equity instruments	(920)	(1,015)	(4,171)	(4,030)
Dividends paid on shares and distributions paid on other equity instruments	(1,602)	(1,531)	(4,730)	(4,495)
Dividends/distributions paid to non-controlling interests		(1)	(4)	(1)
Change in short-term borrowings of subsidiaries	(1,518)	(2,293)	13	793
Repayment of lease liabilities	(142)		(438)
Net cash from (used in) financing activities	(1,306)	(3,449)	(4,503)	(4,336)
Effect of exchange rate changes on cash and due from banks	(341)	(442)	1,125	339
Net change in cash and due from banks	20,404	(6,178)	92,871	(3,346)
Cash and due from banks at beginning of period	98,777	33,041	26,310	30,209
Cash and due from banks at end of period	119,181	26,863	119,181	26,863
Cash flows from operating activities include:
Amount of interest paid	2,303	5,207	10,871	14,987
Amount of interest received	7,634	10,135	26,288	29,612
Amount of dividends received	831	651	2,135	1,632
Amount of income taxes paid	$ 655	$ 625	$ 2,372	$ 2,374